Jul. 01, 2019

EDWARD JONES MONEY MARKET FUND

(THE “FUND”)

Supplement dated March 24, 2020

to the Prospectus dated July 1, 2019, and

to the Summary Prospectus dated July 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and should be read in conjunction with the Prospectus and Summary Prospectus.

Effective as of March 24, 2020, the Prospectus and Summary Prospectus are hereby supplemented and revised as follows:

In the “Fees and Expenses of the Fund” section, the following is added as the last sentence to footnote one of the “Annual Fund Operating Expense” table:

In addition to any contractual expense limitation for the Fund, in order to avoid a negative yield, the Adviser and/or its affiliates may reimburse expenses or waive fees of the Fund. Any such waiver or expense reimbursement is voluntary, not subject to recoupment, and can be discontinued at any time. There is no guarantee that the Fund will be able to avoid a negative yield.

The “Principal Risks” section is amended to delete the “Interest Rate Risk” disclosure in its entirety and to replace it with the following:

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Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise and generally rise when interest rates fall. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable rate securities may also decline if their interest rates do not rise as quickly, or as much, as general interest rates. Similarly, if interest rates decline, variable and floating rate securities generally will not increase in value as much as fixed rate instruments. A low interest rate environment poses additional risks to the Fund because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s yield to its shareholders. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

The “Principal Risks” section is amended to delete the “Risk Related to the Economy” disclosure in its entirety and to replace it with the following:

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Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political, and financial conditions or industry or economic trends and developments, as well as war, acts of terrorism, the spread of infectious illness or other public health issue, and recessions, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects that could negatively impact the Fund’s performance.